Deferred compensation (2010 Equity Incentive Plan) (Detail) - Predecessor - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Oct. 01, 2014	Mar. 21, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Vest date fair value
Aggregate intrinsic value of unvested Time Vested restricted shares outstanding			$ 0
Shares
Restricted stock			2,597	5,725	2,025
Common Class A
Shares
Restricted stock			2,597	5,725	2,025
Restricted Stock | 2010 Equity Incentive Plan | Performance Vested | Return on Investment Target One
Stock-Based Compensation [Line Items]
Vesting Percentage			33.00%
Return On Investment Target Percentage			175.00%
Restricted Stock | 2010 Equity Incentive Plan | Performance Vested | Return on Investment Target Two
Stock-Based Compensation [Line Items]
Vesting Percentage			33.00%
Return On Investment Target Percentage			200.00%
Restricted Stock | 2010 Equity Incentive Plan | Performance Vested | Return on Investment Target Three
Stock-Based Compensation [Line Items]
Vesting Percentage			34.00%
Return On Investment Target Percentage			250.00%
Restricted Stock | 2010 Equity Incentive Plan | Service Vesting Conditions | Maximum
Shares
Award vesting period (in years)			5 years
Restricted Stock | 2010 Equity Incentive Plan | Performance Vested, modified
Shares
Percentage of Performance Vested awards outstanding modified			20.00%
Incremental compensation cost					$ 8,536	$ 4,322
Restricted Stock | 2010 Equity Incentive Plan | Performance Vested, modified | Return on Investment Target Five
Stock-Based Compensation [Line Items]
Return On Investment Target Percentage	350.00%		400.00%
Restricted Stock | 2010 Equity Incentive Plan | Common Class A
Stock-Based Compensation [Line Items]
Shares reserved for issuance under the 2010 Plan		86,301	86,301
Restricted Stock | 2010 Equity Incentive Plan | Common Class A | Performance Vested
Weighted average grant date fair value
Unvested and outstanding at beginning of period ($ per share)		$ 277.33	$ 278.97	$ 292.92	$ 307.45
Granted ($ per share)		0		113.90	204.90
Vested ($ per share)		0	0.00	0.00	0.00
Forfeited ($ per share)		195.75	283.99	323.53	264.54
Cancelled ($ per share)		281.26
Modified ($ per share)					296.69
Unvested and outstanding at end of period ($ per share)		$ 0	$ 277.33	$ 278.97	$ 292.92	$ 307.45
Shares
Unvested and outstanding at beginning of period (in shares)		21,475	28,448	38,943	46,701
Granted (in shares)		0	0	599	10,033
Vested (in shares)		0	0	0	0
Forfeited (in shares)		(986)	(6,973)	(11,094)	(8,452)
Cancelled (in shares)		(20,489)
Modified (in shares)					(9,339)
Unvested and outstanding at end of period (in shares)			21,475	28,448	38,943	46,701
Restricted Stock | 2010 Equity Incentive Plan | Common Class A | Service Vesting Conditions
Stock-Based Compensation [Line Items]
Estimated fair value per share at end of period ($ per share)		$ 0	$ 0.00
Vest date fair value
Vest date fair value		$ 0	$ 93	$ 4,497	$ 4,118
Weighted average grant date fair value
Unvested and outstanding at beginning of period ($ per share)		$ 790.91	$ 795.13	$ 791.52	$ 634.67
Granted ($ per share)		0		533.80	818.50
Vested ($ per share)		812.91	798.85	775.17	643.55
Forfeited ($ per share)		785.70	799.30	774.21	631.54
Cancelled ($ per share)		775.66
Modified ($ per share)					969.00
Unvested and outstanding at end of period ($ per share)		$ 0	$ 790.91	$ 795.13	$ 791.52	$ 634.67
Shares
Unvested and outstanding at beginning of period (in shares)		6,667	13,979	25,834	19,246
Granted (in shares)		0	0	610	5,245
Vested (in shares)		(2,602)	(5,279)	(8,468)	(4,951)
Forfeited (in shares)		(468)	(2,033)	(3,997)	(3,045)
Cancelled (in shares)		(3,597)
Modified (in shares)					9,339
Unvested and outstanding at end of period (in shares)		0	6,667	13,979	25,834	19,246
Restricted stock			2,597	5,725	2,025